CONSOLIDATING FINANCIAL INFORMATION (Consolidating Statement of Operations Information) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014 employee	Dec. 31, 2013	Dec. 31, 2012
Revenues
Management fees: affiliates									$ 539,600	$ 520,283	$ 456,090
Management fees: non-affiliates									68,948	62,795	45,617
Incentive income: affiliates									362,578	419,828	246,438
Incentive income: non-affiliates									1,734	44,383	26,162
Expense reimbursements: affiliates									213,048	206,452	186,592
Expense reimbursements: non-affiliates									13,429	7,209	4,580
Other revenues									6,243	4,033	4,390
Total Revenues	454,946	243,180	270,344	237,110	565,535	232,019	223,074	244,355	1,205,580	1,264,983	969,869
Expenses
Compensation and benefits									795,361	741,761	750,359
General, administrative and other									173,113	136,770	127,149
Depreciation and amortization									19,829	13,690	14,931
Interest expense									3,443	5,382	15,781
Total Expenses	309,653	234,475	216,284	231,334	243,092	184,051	249,849	220,611	991,746	897,603	908,220
Other Income (Loss)
Gains (losses)									(11,757)	53,933	48,921
Tax receivable agreement liability adjustment									(33,116)	(8,787)	(8,870)
Earnings (losses) from equity method investees									78,199	136,866	156,530
Total Other Income (Loss)	(14,280)	10,975	27,312	9,319	18,658	68,011	25,505	69,838	33,326	182,012	196,581
Income (Loss) Before Income Taxes	131,013	19,680	81,372	15,095	341,101	115,979	(1,270)	93,582	247,160	549,392	258,230
Income Tax Expense (Benefit)	9,987	(3,024)	(7,916)	(5,994)	(23,565)	(14,794)	(1,166)	(26,276)	(6,947)	(65,801)	(39,408)
Net Income (Loss)	141,000	16,656	73,456	9,101	317,536	101,185	(2,436)	67,306	240,213	483,591	218,822
Non-controlling Interests in Income (Loss)	79,156	12,623	42,100	6,077	171,723	58,804	(360)	52,977	139,956	283,144	140,538
Redeemable Non-controlling Interests in income (loss)	1,176	(2,042)	157	0					(709)	0	0
Net Income (Loss) Attributable to Class A Shareholders									100,966	200,447	78,284
Number of senior employees whose net income (loss) is attributable to interests in FOG and is included into the Net Income (loss) attributable to Class A Shareholders									1
Senior employee [Member]
Other Income (Loss)
Number of senior employees whose net income (loss) is attributable to interests in FOG and is included into the Net Income (loss) attributable to Class A Shareholders									1
Class A Shares [Member]
Other Income (Loss)
Net Income (Loss) Attributable to Class A Shareholders	60,668	6,075	31,199	3,024	145,813	42,381	(2,076)	14,329	100,966	200,447	78,284
Fortress Operating Group Combined, Excluding FOE II LP [Member]
Revenues
Management fees: affiliates									534,293	516,773	455,008
Management fees: non-affiliates									68,649	62,240	45,322
Incentive income: affiliates									362,578	419,828	246,438
Incentive income: non-affiliates									1,734	44,383	26,162
Expense reimbursements: affiliates									180,563	179,874	176,938
Expense reimbursements: non-affiliates									10,376	7,209	4,580
Other revenues									6,243	4,241	4,355
Total Revenues									1,164,436	1,234,548	958,803
Expenses
Compensation and benefits									755,680	711,897	739,805
General, administrative and other									170,891	135,203	126,075
Depreciation and amortization									19,756	13,630	14,907
Interest expense									3,214	5,147	15,477
Total Expenses									949,541	865,877	896,264
Other Income (Loss)
Gains (losses)									(11,890)	53,938	48,921
Tax receivable agreement liability adjustment									0	0	0
Earnings (losses) from equity method investees									76,731	136,866	156,530
Total Other Income (Loss)									64,841	190,804	205,451
Income (Loss) Before Income Taxes									279,736	559,475	267,990
Income Tax Expense (Benefit)									(17,465)	(13,024)	(11,621)
Net Income (Loss)									262,271	546,451	256,369
Non-controlling Interests in Income (Loss)									4,927	6,461	7,588
Redeemable Non-controlling Interests in income (loss)									0
Fortress Operating Group Combined, Excluding FOE II LP [Member] | Class A Shares [Member]
Other Income (Loss)
Net Income (Loss) Attributable to Class A Shareholders									257,344	539,990	248,781
FOE II LP [Member]
Revenues
Management fees: affiliates									5,330	3,510	1,082
Management fees: non-affiliates									299	555	295
Incentive income: affiliates									0	0	0
Incentive income: non-affiliates									0	0	0
Expense reimbursements: affiliates									32,485	26,578	9,654
Expense reimbursements: non-affiliates									3,053	0	0
Other revenues									0	2	25
Total Revenues									41,167	30,645	11,056
Expenses
Compensation and benefits									39,681	29,864	10,554
General, administrative and other									2,246	1,566	1,073
Depreciation and amortization									73	60	24
Interest expense									55	34	4
Total Expenses									42,055	31,524	11,655
Other Income (Loss)
Gains (losses)									0	(5)	0
Tax receivable agreement liability adjustment									0	0	0
Earnings (losses) from equity method investees									0	0	0
Total Other Income (Loss)									0	(5)	0
Income (Loss) Before Income Taxes									(888)	(884)	(599)
Income Tax Expense (Benefit)									(7)	56	0
Net Income (Loss)									(895)	(828)	(599)
Non-controlling Interests in Income (Loss)									0	0	0
Redeemable Non-controlling Interests in income (loss)									0
FOE II LP [Member] | Class A Shares [Member]
Other Income (Loss)
Net Income (Loss) Attributable to Class A Shareholders									(895)	(828)	(599)
Fortress Operating Group Eliminations [Member]
Revenues
Management fees: affiliates									(23)	0	0
Management fees: non-affiliates									0	0	0
Incentive income: affiliates									0	0	0
Incentive income: non-affiliates									0	0	0
Expense reimbursements: affiliates									0	0	0
Expense reimbursements: non-affiliates									0	0	0
Other revenues									0	0	0
Total Revenues									(23)	0	0
Expenses
Compensation and benefits									0	0	0
General, administrative and other									(23)	0	0
Depreciation and amortization									0	0	0
Interest expense									(53)	0	0
Total Expenses									(76)	0	0
Other Income (Loss)
Gains (losses)									133	0	0
Tax receivable agreement liability adjustment									0	0	0
Earnings (losses) from equity method investees									1,468	0	0
Total Other Income (Loss)									1,601	0	0
Income (Loss) Before Income Taxes									1,654	0	0
Income Tax Expense (Benefit)									0	0	0
Net Income (Loss)									1,654	0	0
Non-controlling Interests in Income (Loss)									0	0	0
Redeemable Non-controlling Interests in income (loss)									(709)
Fortress Operating Group Eliminations [Member] | Class A Shares [Member]
Other Income (Loss)
Net Income (Loss) Attributable to Class A Shareholders									2,363	0	0
Fortress Investment Group Consolidated Llc [Member]
Revenues
Management fees: affiliates									0	0	0
Management fees: non-affiliates									0	0	0
Incentive income: affiliates									0	0	0
Incentive income: non-affiliates									0	0	0
Expense reimbursements: affiliates									0	0	0
Expense reimbursements: non-affiliates									0	0	0
Other revenues									0	3,423	180
Total Revenues									0	3,423	180
Expenses
Compensation and benefits									0	0	0
General, administrative and other									(1)	1	1
Depreciation and amortization									0	0	0
Interest expense									227	3,834	470
Total Expenses									226	3,835	471
Other Income (Loss)
Gains (losses)									0	0	0
Tax receivable agreement liability adjustment									(33,116)	(8,787)	(8,870)
Earnings (losses) from equity method investees									123,783	262,479	115,232
Total Other Income (Loss)									90,667	253,692	106,362
Income (Loss) Before Income Taxes									90,441	253,280	106,071
Income Tax Expense (Benefit)									10,525	(52,833)	(27,787)
Net Income (Loss)									100,966	200,447	78,284
Non-controlling Interests in Income (Loss)									0	0	0
Redeemable Non-controlling Interests in income (loss)									0
Fortress Investment Group Consolidated Llc [Member] | Class A Shares [Member]
Other Income (Loss)
Net Income (Loss) Attributable to Class A Shareholders									100,966	200,447	78,284
Elimination Adjustments [Member]
Revenues
Management fees: affiliates									0	0	0
Management fees: non-affiliates									0	0	0
Incentive income: affiliates									0	0	0
Incentive income: non-affiliates									0	0	0
Expense reimbursements: affiliates									0	0	0
Expense reimbursements: non-affiliates									0	0	0
Other revenues									0	(3,633)	(170)
Total Revenues									0	(3,633)	(170)
Expenses
Compensation and benefits									0	0	0
General, administrative and other									0	0	0
Depreciation and amortization									0	0	0
Interest expense									0	(3,633)	(170)
Total Expenses									0	(3,633)	(170)
Other Income (Loss)
Gains (losses)									0	0	0
Tax receivable agreement liability adjustment									0	0	0
Earnings (losses) from equity method investees									(123,783)	(262,479)	(115,232)
Total Other Income (Loss)									(123,783)	(262,479)	(115,232)
Income (Loss) Before Income Taxes									(123,783)	(262,479)	(115,232)
Income Tax Expense (Benefit)									0	0	0
Net Income (Loss)									(123,783)	(262,479)	(115,232)
Non-controlling Interests in Income (Loss)									135,029	276,683	132,950
Redeemable Non-controlling Interests in income (loss)									0
Elimination Adjustments [Member] | Class A Shares [Member]
Other Income (Loss)
Net Income (Loss) Attributable to Class A Shareholders									$ (258,812)	$ (539,162)	$ (248,182)